UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marine Del Rey, California 90292
(Address of principal executive offices)  (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2023

Item 1. REPORT TO STOCKHOLDERS.

(a)
Semi-Annual Report 2023
For the Fiscal Period from October 1, 2022 through March 31, 2023
(Unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Aspiration Financial LLC, Member FINRA/SIPC, 4551 Glencoe Avenue, Marina Del Ray, CA 90292.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2023
		Shares	Value (Note 1)

COMMON STOCKS - 96.18%

Communication Services - 2.02%
*	Take-Two Interactive Software, Inc.	22,677	$2,705,366
			2,705,366
Consumer Discretionary - 13.93%
	Aptiv PLC	31,531	3,537,463
	Brunswick Corp.	17,808	1,460,256
	Starbucks Corp.	26,825	2,793,287
	Sweetgreen, Inc.	60,794	476,625
	The Azek Co., Inc.	100,437	2,364,287
	The Estee Lauder Cos., Inc.	8,711	2,146,913
	The TJX Cos., Inc.	55,449	4,344,984
	Vail Resorts, Inc.	6,407	1,497,188
			18,621,003
Consumer Staples - 8.43%
	Costco Wholesale Corp.	11,016	5,473,520
	Dollar Tree, Inc.	24,700	3,545,685
	Sprouts Farmers Market, Inc.	64,369	2,254,846
			11,274,051
Energy - 0.90%
*	Bloom Energy Corp. - Class A	60,313	1,202,038
			1,202,038
Financials - 17.07%
	Ameriprise Financial, Inc.	15,561	4,769,447
	Bank OZK	65,633	2,244,649
	Marsh & McLennan Cos., Inc.	26,616	4,432,895
	The Allstate Corp.	25,977	2,878,511
	Visa, Inc.	23,153	5,220,075
	Voya Financial, Inc.	45,768	3,270,581
			22,816,158
Health Care - 17.04%
	AbbVie, Inc.	31,099	4,956,248
	American Well Corp.	125,806	296,902
*	Bio-Rad Laboratories, Inc.	6,943	3,325,836
	Eli Lilly & Co.	8,427	2,894,000
*	Maravai LifeSciences Holdings, Inc.	31,753	444,860
	Option Care Health, Inc.	21,000	667,170
	UnitedHealth Group, Inc.	12,920	6,105,863
*	Vertex Pharmaceuticals, Inc.	12,990	4,092,759
			22,783,638

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2023
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 5.52%
	Montrose Environmental Group, Inc.	57,226	$2,041,251
	MSA Safety, Inc.	23,558	3,144,993
	Regal Rexnord Corp.	13,575	1,910,410
	Rivian Automotive, Inc.	18,400	284,832
			7,381,486
Information Technology - 27.58%
	Adobe, Inc.	5,733	2,209,326
	Advanced Microtechnologies, Inc.	40,952	4,013,706
*	Akamai Technologies, Inc.	34,001	2,662,278
	Cadence Design Systems, Inc.	21,023	4,416,722
	Micron Technology, Inc.	15,488	934,546
	Microsoft Corp.	33,104	9,543,883
µ	NXP Semiconductors NV	16,845	3,141,171
	ON Semiconductor Corp.	9,109	749,853
*	salesforce, Inc.	15,704	3,137,345
*	Shoals Technologies Group, Inc.	51,406	1,171,543
	SolarEdge Technologies, Inc.	2,052	623,706
*	Vmware, Inc.	34,118	4,259,632
			36,863,711
Materials - 2.69%
	Ecolab, Inc.	13,151	2,176,885
	International Flavors & Fragrances, Inc.	15,369	1,413,333
			3,590,218
Utilities - 1.00%
	American Water Works Co., Inc.	9,119	1,335,842
			1,335,842

	Total Common Stocks (Cost $113,131,369)		128,573,511

REAL ESTATE INVESTMENT TRUST - 2.68%

	Prologis, Inc.	28,700	3,580,899

	Total Real Estate Investment Trust (Cost $2,480,457)		3,580,899

SHORT-TERM INVESTMENT - 1.87%
§	Fidelity Investments Money Market Treasury Portfolio -
	Class I, 4.70%	2,497,677	2,497,677

	Total Short-Term Investment (Cost $2,497,677)		2,497,677

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2023
				Value (Note 1)

Total Value of Investments (Cost $118,109,503) - 100.73%				$134,652,087

Liabilities in Excess of Other Assets - (0.73)%				(977,683)

NET ASSETS - 100.00%				$133,674,404

§	Represents 7-day effective yield as of March 31, 2023.
*	Non-income producing investment
µ	American Depositary Receipt
The following acronym or abbreviation is used in this Schedule:
	NV - Netherlands Security

	Summary of Investments
		% of Net
	By Sector	Assets	Value
	Communication Services	2.02%	$2,705,366
	Consumer Discretionary	13.93%	18,621,003
	Consumer Staples	8.43%	11,274,051
	Energy	0.90%	1,202,038
	Financials	17.07%	22,816,158
	Health Care	17.04%	22,783,638
	Industrials	5.52%	7,381,486
	Information Technology	27.58%	36,863,711
	Materials	2.69%	3,590,218
	Utilities	1.00%	1,335,842
	Real Estate Investment Trust	2.68%	3,580,899
	Short-Term Investment	1.87%	2,497,677
	Liabilities in Excess of Other Assets	-0.73%	(977,683)
	Total Net Assets	100.00%	$ 133,674,404

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2023

Assets:
Investments, at value (cost $118,109,503)	$134,652,087
Receivables:
Fund shares sold	54,814
Dividends and interest	84,865
From Advisor	61,021
Prepaid expenses:
Registration and filing expenses	17,759
Fund accounting fees	26

Total assets	134,870,572

Liabilities:
Payables:
Investments purchased	7
Fund shares repurchased	1,045,130
Accrued expenses:
Custody fees	52,212
Trustee fees and meeting expenses	46,268
Professional fees	31,754
Shareholder fulfillment fees	9,404
Distribution and service fees (note 3)	8,884
Security pricing fees	1,343
Administration fees	763
Compliance fees	381
Transfer agent fees	22

Total liabilities	1,196,168

Net Assets	$133,674,404

Net Assets Consist of:
Paid in Capital	$119,294,161
Distributable earnings	14,380,243

Total Net Assets	$133,674,404
Shares Outstanding, no par value (unlimited authorized shares)	9,236,304
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$14.47

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2023

Investment Income:
Dividends	$764,588

Total Investment Income	764,588

Expenses:
Transfer agent fees (note 2)	293,585
Trustee fees and meeting expenses	77,532
Administration fees (note 2)	65,806
Custody fees (note 2)	47,267
Professional fees	30,054
Registration and filing expenses	21,735
Fund accounting fees (note 2)	19,970
Compliance fees (note 2)	6,370
Security pricing fees	3,640
Distribution and service fees (note 3)	3,003

Total Expenses	568,962

Expenses reimbursed by advisor (note 2)	(243,888)

Net Expenses	325,074

Net Investment Income	439,514

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(2,601,738)

Change in unrealized appreciation on investments	18,447,727

Realized and Unrealized Gain on Investments	15,845,989

Net Increase in Net Assets Resulting from Operations	$16,285,503

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the fiscal year or period ended	2023 (a)	2022

Operations:
Net investment income	$439,514	$1,698,279
Net realized gain (loss) on investment transactions	(2,601,738)	2,925,561
Net change in unrealized appreciation (depreciation) on investments	18,447,727	(28,436,607)

Net Increase (Decrease) in Net Assets from Operations	16,285,503	(23,812,767)

Distributions to Shareholders	(3,012,515)	(14,504,214)

Decrease in Net Assets Resulting from Distributions	(3,012,515)	(14,504,214)

Beneficial Interest Transactions
Shares sold	8,105,998	24,136,693
Reinvested dividends and distributions	3,002,183	14,438,187
Shares repurchased	(10,831,369)	(20,195,710)

Net Increase in Beneficial Interest Transactions	276,812	18,379,170

Net Increase (Decrease) in Net Assets	13,549,800	(19,937,811)

Net Assets:
Beginning of period	120,124,604	140,062,415
End of period	$133,674,404	$120,124,604

Share Information:
Shares Sold	575,941	1,517,243
Reinvested Distributions	218,076	834,484
Shares repurchased	(766,333)	(1,274,826)
Net Increase in Shares of Beneficial Interest	27,684	1,076,901

(a) Unaudited.

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights
	Investor Class Shares
For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2023	(b)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.04		$17.22	$12.91	$12.81	$13.63	$12.82

Income (Loss) from Investment Operations
Net investment income	0.05		0.18	0.10	0.15	0.14	0.14
Net realized and unrealized gain (loss)
on investments	1.71		(2.61)	4.21	1.15	0.06	1.25

Total from Investment Operations	1.76		(2.43)	4.31	1.30	0.20	1.39

Less Distributions to Shareholders From:
Net investment income	(0.12)		(0.22)	-	(0.58)	(0.12)	(0.06)
Net realized gains	(0.21)		(1.53)	-	(0.59)	(0.90)	(0.52)
Return of capital	-		-	-	(0.03)	-	-

Total Distributions	(0.33)		(1.75)	-	(1.20)	(1.02)	(0.58)

Net Asset Value, End of Period	$14.47		$13.04	$17.22	$12.91	$12.81	$13.63

Total Return (a)	13.62%	(d)	-16.52%	33.38%	9.96%	2.95%	11.28%

Net Assets, End of Period (in thousands)	$133,674		$120,125	$140,062	$100,221	$84,597	$79,130

Ratios of:
Gross Expenses to Average Net Assets	0.87%	(c)	0.86%	0.87%	1.28%	1.50%	1.41%
Net Expenses to Average Net Assets	0.50%	(c)	0.50%	0.50%	0.50%	0.50%	0.50%
Net Investment Income to Average
Net Assets	0.68%	(c)	1.20%	0.62%	0.78%	1.23%	1.06%

Portfolio turnover rate	5.80%	(d)	20.03%	33.31%	161.38%	135.10%	110.18%

(a)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 11.62%, (18.52)%, 31.38%, 7.96%, 0.95%, and 9.28% for the period or years ended March 31, 2023, September 30, 2022, September 30, 2021, September 30, 2020, September 30, 2019, and September 30, 2018, respectively.

(b) Unaudited.
(c) Annualized.
(d) Not annualized.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023

1.  Organization and Significant Accounting Policies
The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is a diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income.  To achieve its investment objective, the Fund invests in, or seeks exposure to, companies based on various financial factors, as well as fundamental sustainability factors such as the environmental, social, and governance performance of such companies. The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers. The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITS”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.
Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund has one class of beneficial interests as of March 31, 2023.
Investment Valuation
Equity securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service selected by the Advisor. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services selected by the Advisor, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities  and developments related to specific securities.  Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.
The Board of Trustees, including the majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, has designated the Advisor to serve as the “Valuation Designee” under Rule 2a-5 to perform fair value determinations subject to the Board’s oversight. The Valuation Designee has designated certain individuals at the Advisor (the “Pricing Committee”) to carry out the Advisor’s responsibilities as Valuation Designee to the Trust. When (i) market quotations are not readily available, or (ii) the validity of the price is otherwise questionable or unreliable, securities are valued as determined in good faith by the Valuation Designee, acting through its Pricing Committee, pursuant to policies and procedures approved by the Board of Trustees.
The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2023
Fair Value Measurement
Various inputs are used in determining the fair value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2023 for the Fund’s investments measured at fair value:
Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Investments
Common Stocks*	$128,573,511	$128,573,511	$-	$-
Real Estate Investment Trust	3,580,899	3,580,899	-	-
Short-Term Investment	2,497,677	2,497,677	-	-
Total Investments	$134,652,087	$134,652,087	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) There were no Level 3 investments during the fiscal period ended March 31, 2023.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”). Currently, the Fund is the only fund of the Trust and therefore bears all of the Trust level expenses.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2023

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Risk Considerations
Management Risk. There is a risk that the investment strategies, techniques and risk analyses employed by the Sub-Adviser may not produce the desired results.  The Adviser believes that most of its clients will pay a reasonable and fair advisory fee.  If a significant number of clients do not pay an advisory fee for an extended period of time, the Adviser and the Sub-Adviser may not be able to continue to render services to the Fund.  If the Adviser is not able to pay Fund expenses required under the Fund’s expense limitation agreement, the Adviser may have to resign as adviser to the Fund or dissolve and liquidate the Fund. Dissolution or liquidation of the Fund may cause shareholders to liquidate or transfer their investments at inopportune times.
Market Risk. The Fund’s investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters or events, country instability, inflation/deflation, and infectious disease epidemics or pandemics.
Equity Securities Risk. The Fund may invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.
Sustainability Risk.  The Sub-Adviser’s consideration of sustainability factors and the application of positive and negative screening processes may impact the Sub-Adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. Consideration of sustainability factors and application of positive and negative screening processes is expected to impact the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. The Fund’s performance may at times be better or worse than the performance of similar funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. “Sustainability” is not a uniformly defined characteristic and consideration of sustainability factors involves subjective assessment. The Fund’s investments are expected to include securities of issuers that derive revenue from non-sustainable activities. Sustainability information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.
Focused Investment Risk. There is a risk that investing in a select group of securities or securities in a particular sector could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund’s primary benchmark or other mutual funds that are diversified across a greater number of securities or sectors.
Derivatives Risk. The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate, or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk, and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
Convertible Securities Risk. The Fund may invest in convertible securities.  Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2023
Limited Capitalization Risk. There is a risk that securities of small capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies.  This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell those securities.  In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
Portfolio Turnover Risk. The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.
IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate. The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.
Foreign Investing Risk. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may be riskier than investments in U.S. issuers because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.
Futures Risk. Use of futures contracts may cause the value of the Fund’s shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Leverage Risk Associated with Financial Instruments Risk.  The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
Investment Company Risk. The price movement of an ETF may not correlate to the underlying index and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to net asset value (“NAV”), which may affect the Fund’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs.  Finally, the Investment Company Act of 1940, as amended, imposes certain limitations on a fund’s investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.
REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
Cybersecurity Risk. As part of their business, the Adviser, the Sub-Adviser, and third-party service providers process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser, Sub-Adviser, third-party services providers, and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Adviser, Sub-Adviser, third-party service providers, or the Fund have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2023
3.	Transactions with Related Parties and Service Providers
Advisor
Under the Fund’s investment advisory agreement, the Advisor receives an annual advisory fee of 0.00% of the Fund’s average daily net assets. In other words, the Advisor does not charge any management fees with respect to the Fund. Only clients of the Advisor may invest in the Fund. These advisory clients must establish an advisory relationship and open an individual advisory account with the Advisor before investing in the Fund.  The Advisor does not impose a set fee to manage the individual advisory accounts.  Instead, advisory clients can pay the Advisor a fee in the amount they believe is fair to manage their individual advisory accounts.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (other than brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2024.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
Reimbursements and waivers of expenses by the Advisor are subject to repayment by the Fund within three years following the date on which the waiver or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of its current maximum operating expense limit or the maximum operating expense limit in place at the time of the waiver and/or reimbursement. Please refer to the table below for a breakdown of the reimbursements and repayment periods.
Fiscal Year/Period End	Reimbursement Amount	Repayment Date Expiration
March 31, 2023	$243,888	March 31, 2026
September 30, 2022 September 30, 2021	$501,351 $480,413	September 30, 2025 September 30, 2024
September 30, 2020	$715,381	September 30, 2023

Sub-Advisor
UBS Asset Management (Americas) Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions. The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.
Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $65,806 of fees by the Administrator for the fiscal period ended March 31, 2023.
Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider. Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $19,970 of fees by The Nottingham Company for the fiscal period ended March 31, 2023.
Compliance Services
ACA Group provides services as the Trust’s Chief Compliance Officer. ACA Group is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund. The Fund incurred $6,370 in compliance fees for fiscal period ended March 31, 2023.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2023

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian. For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund. The Fund paid $47,267 in custody fees for the fiscal period ended March 31, 2023.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund. The Fund paid $293,585 to the Transfer Agent for the fiscal period ended March 31, 2023.
Distributor
Aspiration Financial, LLC (the "Distributor") serves as the Fund's principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.  The Fund paid $1,820 to the Distributor for the fiscal period ended March 31, 2023.
Officers and Trustees of the Trust
As of March 31, 2023, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.
4.	Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and related offering costs.  For the fiscal period ended March 31, 2022, $3,003 in distribution and service fees were incurred by the Fund.
5.	Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $40,000 per year, plus $10,000 that is donated to a charity for environmental causes in the Independent Trustee’s name. The Chairman of the Board also receives an additional $5,250 per year.
6.	Purchases and Sales of Investment Securities
For the fiscal period ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$7,375,991	$7,378,989

7.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2023.
(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued (Unaudited)

As of March 31, 2023
Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended September 30, 2020 through September 30, 2022, and during the fiscal period ended March 31, 2023, and determined the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2023, the Fund did not incur any interest or penalties.
The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.
Distributions during the fiscal year/period ended March 31, 2023 and September 30, 2022 were characterized for tax purposes as follows:

	March 31, 2023	September 30, 2022
Ordinary Income	$ 1,123,977	$11,195,210
Long-Term Capital Gains	1,888,538	3,309,003
At March 31, 2023, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$118,109,503

Gross Unrealized Appreciation	26,401,836
Gross Unrealized Depreciation	(9,859,252)
Net Unrealized Appreciation	$ 16,542,584

8.  Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2023, there were no control persons of the Fund.
9.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
10.  Subsequent Events
Expense Limitation Change
Effective April 1, 2023, the Board of Trustees approved an increase in the Fund’s expense limit from 0.50% to 0.95%.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2023

1.	Proxy Voting Policies and Voting Record
A copy of the policies and procedures used to determine how to vote proxies relating to portfolio securities of the Fund is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-683-8529, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-683-8529.
3.	Tax Information
We are required to advise you within 60-days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal period ended March 31, 2023.
During the fiscal period ended March 31, 2023, the Fund paid $1,123,977 in income distributions and $1,888,538 in long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2023

Investor Class Shares	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,136.20	$2.66
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181/365 (to reflect the six month period).
5.  Approval of Investment Advisory Agreement
The Advisor supervises the Fund's investments by overseeing the Sub-Advisor, who manages the Fund's daily activity, pursuant to an Investment Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 21, 2022, the Trustees approved the continuation of the Investment Advisory Agreement for a one-year period. In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) investment performance of the Fund and Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.
The Trustees reviewed and evaluated the written information that the Advisor had presented for the Board’s review, as well as the presentation by the representatives of the Advisor.
Following their consideration and review of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement. In reaching their decisions, the Trustees requested and obtained from the Advisor such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. In considering the renewal of the Investment Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by Trust counsel and their own reasonable business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decisions:
(i)
Nature, Extent, and Quality of Services. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception; its procedures for overseeing the Sub-Advisor’s management process and decisions, and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets and assist in the distribution of the Fund’s shares. The Trustees also evaluated: the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor. After reviewing the foregoing information and further information from the Advisor, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Broadridge peer group averages); the consistency of the Advisor’s management of the Fund with its investment objective and its policies and limitations; the short-term investment performance of the Fund; the Advisor’s experience overseeing the management of the Fund; and the Advisor’s historical investment performance. Upon further consideration, the Board concluded that the investment performance of the Fund and the Advisor were satisfactory.

(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2023

(iii)
Fees and Expenses; Fall-out Benefits to the Advisor. The Board considered the fees and expenses in connection with the Advisor’s management of the Fund, including any fall-out benefits derived by the Advisor and its affiliates resulting from its relationship with the Fund. In considering the costs of the services provided by the Advisor and the benefits derived by the Advisor and its affiliates, the Trustees noted that the management fee for the Fund is 0% of average daily net assets, with shareholders being made up entirely of clients of the Advisor, and that those clients pay the Advisor directly, rather than through the Fund via a management fee charged to the Fund.

The Trustees noted that the clients of the Advisor may choose to pay the Advisor between 0% and 2%. The Trustees reviewed the Advisor’s staffing, personnel, and methods of operation; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor’s by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments. The Trustees also considered the potential benefits for the Advisor to place small accounts into the Fund. The Trustees compared the fees and expenses of the Fund (including the management fees) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. Upon further consideration and discussion of the foregoing, the Board concluded that, due to the Advisor’s receipt of payment directly from its clients, the lack of fees to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm’s length.
The Trustees reviewed the financial statements for the Advisor and discussed its financial stability. The Trustees discussed the Fund’s Expense Limitation Agreement, including the nature and scope of the cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including the promotion of the Advisor’s name and the ability for the Advisor to place small accounts into the Fund.
(iv)
Profitability. The Trustees reviewed the Advisor’s profitability in connection with its management of the Fund. The Board considered the quality of the Advisor’s service to the Fund, in connection with the Advisor’s “Pay What Is Fair” model.

(v)
Economies of Scale. The Trustees noted that the Fund does not have a traditional advisory fee. The Trustees noted that shareholders would benefit from their ability to individually allocate between 0.0% and 2.0% of the net asset value of their account per year as payment to the Advisor. The Trustees then reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. Following further discussion of the Fund’s asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor. Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

6.  Approval of Investment Sub-Advisory Agreement
The Sub-Advisor manages the Fund's daily activity pursuant to an Investment Sub-Advisory Agreement. At a quarterly meeting of the Fund's Board of Trustees on December 21, 2022, the Trustees approved the continuation of the Investment Sub-Advisory Agreement for a one-year period. In considering whether to approve the Investment Sub-Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Sub-Advisor; (ii) investment performance of the Fund and Sub-Advisor; (iii) the costs of the services provided and fall-out benefits realized by the Sub-Advisor and its affiliates from the relationship with the Fund; (iv) the profitability of the Sub-Advisor; and (v) the extent to which economies of scale are realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund's investors.
(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2023
The Board reviewed the information prepared by Sub-Advisor relating to the renewal of the existing Investment Sub-Advisory Agreement, including Sub-Advisor’s Form ADV, experience, profitability with respect to the Fund, financial strength and capability, and other pertinent information. The Board also reviewed, among other things, Sub-Advisor’s income statement, fee and performance comparisons, and a copy of the current Investment Sub-Advisory Agreement.
In deciding on whether to approve the Investment Sub-Advisory Agreements, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities) and, its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies, and limitations. The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, the Sub-Advisor’s compliance program, and the Sub-Advisor’s Form ADV), the Board concluded that the nature, extent, and quality of the services being provided by the Sub-Advisor were satisfactory and adequate for the Fund.
(i)
Performance. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Broadridge peer group average). The Trustees also considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies and limitations. After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Sub-Advisor was satisfactory. The Trustees noted that the fee under the Investment Sub-Advisory Agreement was a percentage of fees received by Aspiration from clients of Aspiration invested in the Fund, calculated after Aspiration’s 10% donation to charity. The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; the financial condition of the Sub-Advisor; the asset level of the Fund; and the overall expenses of the Fund.

The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund’s annual operating expenses. The Trustees also considered potential benefits for the Sub-Advisor in managing the Fund, including promotion of the Sub-Advisor’s name and the potential for the Sub-Advisor to generate soft dollars from Fund trades that may benefit the Sub-Advisor’s other clients.
The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund’s management fee was lower than most of the comparable and lower than the peer group average. The Trustees also determined that the Fund’s net expense ratio was lower than the comparable funds and the peer group average.
Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Sub-Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(ii)
Profitability. The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund over the past twelve months. The Board considered the quality of the Sub-Advisor’s service to the Fund, and after further discussion, concluded that the Sub-Advisor’s level of profitability was not excessive.

(iii)
Economies of Scale. In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

(Continued)

Aspiration Redwood Fund

Additional Information (Unaudited)

As of March 31, 2023
Based upon all of the foregoing considerations, and after further discussion and careful review, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Sub-Advisory Agreement for the Fund.
7.     Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2021, through October 31, 2022.  During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries: Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292	For Investment Advisor Inquiries: Aspiration Fund Adviser, LLC 4551 Glencoe Avenue Marina Del Rey, CA 90292

Telephone: 800-683-8529	Telephone: 800-683-8529

World Wide Web @:	World Wide Web @:

aspiration.com	aspiration.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

/s/ Olivia Albrecht
Date: June 9, 2023	Olivia Albrecht President, Principal Executive Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Olivia Albrecht
Date: June 9, 2023	Olivia Albrecht President, Principal Executive Officer, and Principal Financial Officer

/s/ Matthew Bergin
Date: June 9, 2023	Matthew Bergin Treasurer and Principal Accounting Officer